Schedule of fair value of consideration transferred (Details) - Dec. 18, 2024	USD ($)	AUD ($)
IfrsStatementLineItems [Line Items]
Total consideration		$ 3,986,918
At fair value [member]
IfrsStatementLineItems [Line Items]
Upfront consideration	$ 946,200
Present value of deferred consideration (current)	1,371,304
Present value of deferred consideration (non-current)	1,669,414
Total consideration	$ 3,986,918